N-2 - USD ($) $ in Thousands	Nov. 06, 2023	Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001496099
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	New Mountain Finance Corp
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our investment objective is to generate current income and capital appreciation through the sourcing and origination of senior secured loans and select junior capital positions, to growing businesses in defensive industries that offer attractive risk-adjusted returns. Senior secured loans that we invest in may include traditional first lien loans or unitranche loans. We invest a significant portion of our portfolio in unitranche loans, which are loans that combine both senior and subordinated debt, generally in a first-lien position. Because unitranche loans combine characteristics of senior and subordinated debt, they have risks similar to the risks associated with secured debt and subordinated debt. Certain unitranche loan investments may include “last-out” positions, which generally heighten the risk of loss. In some cases, our investments may also include equity interests.
We make investments through both primary originations and open-market secondary purchases. We primarily target loans to, and invest in, U.S. middle market businesses, a market segment we believe continues to be underserved by other lenders. We define middle market businesses as those businesses with annual earnings before interest, taxes, depreciation, and amortization (“EBITDA”) between $10.0 million and $200.0 million. We primarily invest in senior secured debt of U.S. sponsor-backed, middle market companies. Our focus is on defensive growth businesses that generally exhibit the following characteristics: (i) acyclicality, (ii) sustainable secular growth drivers, (iii) niche market dominance and high barriers to competitive entry, (iv) recurring revenue and strong free cash flow, (v) flexible cost structures and (vi) seasoned management teams. Similar to us, each of SBIC I’s and SBIC II’s investment objective is to generate current income and capital appreciation under our investment criteria. However, SBIC I’s and SBIC II’s investments must be in SBA eligible small businesses. Our portfolio may be concentrated in a limited number of industries. As of September 30, 2023, our top five industry concentrations were software, business services, healthcare, investment funds (which includes the Company’s investments in its joint ventures) and education.
The investments that we invest in are almost entirely rated below investment grade or may be unrated. Debt investments rated below investment grade are often referred to as “leveraged loans”, “high yield” or “junk” debt investments, and may be considered “high risk” compared to debt investments that are rated investment grade. These debt investments are considered speculative because of the credit risk of the issuers. Such issuers are considered more likely than investment grade issuers to default on their payments of interest and principal, and such risk of default could reduce our net asset value (“NAV”) and income distributions. Our investments are also primarily floating rate debt investments that contain interest reset provisions that may make it more difficult for borrowers to make debt repayments to us if interest rates rise. In addition, some of our debt investments will not fully amortize during their lifetime, which could result in a loss or a substantial amount of unpaid principal and interest due upon maturity. Our debt investments may also lose significant market value before a default occurs. Furthermore, an active trading market may not exist for these securities. This illiquidity may make it more difficult to value our investments.

Risk Factors [Table Text Block]
SUPPLEMENTARY RISK FACTORS
Investing in the Notes involves a number of significant risks. In addition to the other information contained in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference, you should carefully consider the risk factors set forth below, the risk factors incorporated by reference in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, the section titled “Risk Factors” in our most recent Quarterly Report on Form 10-Q, as well as subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, before making an investment in the Notes. The risks set forth below and the risk factors incorporated by reference into this prospectus supplement and the accompanying prospectus, as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, the section titled “Risk Factors” in our most recent Quarterly Report on Form 10-Q, and any subsequent filings with the SEC are the principal risks with respect to the Company generally and with respect to BDCs, they may not be the only risks we face. This section nonetheless describes the principal risk factors associated with the Notes specifically. If any of the risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV and the trading price of our securities could decline and you may lose all or part of your investment. Please also read carefully the section titled “Note about Forward-Looking Statements” in this prospectus supplement and the section titled “Cautionary Statement Regarding Forward-Looking Statements” in the accompanying prospectus.
Risks Related to the Notes
The Notes will be unsecured and therefore will be effectively subordinated to any existing and future secured indebtedness, including indebtedness under our Credit Facilities.
The Notes will not be secured by any of our assets or any of the assets of any of our subsidiaries. As a result, the Notes will be effectively subordinated to any existing and future secured indebtedness we or our subsidiaries have outstanding as of the date of this prospectus supplement (including our Credit Facilities) or that we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured as to which we have granted or subsequently grant a security interest) to the extent of the value of the assets securing such indebtedness, including, without limitation, borrowings under our Credit Facilities. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our secured indebtedness or secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of November 2, 2023, we had $473.1 million outstanding under the Holdings Credit Facility, $147.1 million, which included £22.9 million denominated in GBP and €0.7 million denominated in EUR that has been converted to U.S. dollars outstanding under the NMFC Credit Facility, $0 outstanding under the Unsecured Management Company Revolver, $186.4 million outstanding under the DB Credit Facility, and $2.9 million outstanding under the NMNLC Credit Facility II.
The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
The Notes will be obligations exclusively of New Mountain Finance Corporation, and not of any of our subsidiaries. None of our subsidiaries will be a guarantor of the Notes, and the Notes will not be required to be guaranteed by any subsidiary we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such entities (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such entities. Even if we are recognized as a creditor of one or more of these entities, our claims would still be effectively subordinated to any security interests in the assets of any such entity and to any indebtedness or other liabilities of any such entity senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities of any of our existing or future subsidiaries, including the SBA-guaranteed debentures. These entities may incur substantial indebtedness in the future, all of which would be structurally senior to the Notes. As of November 2, 2023, we had $300.0 million in SBA-guaranteed debentures outstanding. The indebtedness under the SBA-guaranteed debentures are structurally senior to the Notes.
The indenture under which the Notes will be issued contains limited protection for holders of the Notes.
The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:
•issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in those entities and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in each case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from incurring additional borrowings, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings;
•pay cash dividends or distributions, except that we have approved, for the period of time during which the Notes are outstanding, that would cause a violation of Section 18(a)(1)(B) as modified by (i) Section 61(a)(2) of the 1940 Act or any successor provisions and after giving effect to any exemptive relief granted to us by the SEC and (ii) the two other exceptions set forth below. These statutory provisions of the 1940 Act are not currently applicable to us and will not be applicable to us as a result of this offering. However, if Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act were currently applicable to us in connection with this offering, these provisions would generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution, or purchase. Under the covenant, we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under Subchapter M of the Code. Furthermore, the covenant will not be triggered unless and until such time as our asset coverage has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions (after giving effect to any exemptive relief granted to us by the SEC) for more than six consecutive months;
•sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
•enter into transactions with affiliates;
•create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
•make investments; or
•create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
In addition, the indenture (as defined under the caption “Description of the Notes”) will not require us to offer to purchase the Notes in connection with a change of control or any other event.
Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.
Our ability to recapitalize, incur additional debt (including additional debt that matures prior to the maturity of the Notes), and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Our existing indebtedness contains, and other debt we issue or incur in the future could contain, more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for, trading levels, and prices of the Notes.
There is no existing trading market for the Notes, and, even if Nasdaq approves the listing of the Notes, an active trading market for the Notes may not develop, which could limit your ability to sell the Notes and/or the market price of the Notes.
The Notes will be a new issue of debt securities for which there initially will not be a trading market. We intend to list the Notes on Nasdaq within 30 days of the original issue date under the symbol “NMFCZ.” However, there is no assurance that the Notes will be approved for listing on Nasdaq.
Moreover, even if the listing of the Notes is approved, we cannot provide any assurances that an active trading market will develop or be maintained for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount to their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. Any market-making activity will be subject to limits imposed by law, general economic conditions, or other relevant factors. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion.
Accordingly, we cannot assure you that the Notes will be approved for listing on Nasdaq, that a liquid trading market will develop or be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be adversely affected. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.
We may choose to redeem the Notes when prevailing interest rates are relatively low, which may adversely affect your return on the Notes.
On or after November 15, 2025, we may choose to redeem the Notes from time to time, especially when prevailing interest rates are lower than the rate borne by the Notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed. Our redemption right also may adversely impact your ability to sell the Notes as the optional redemption date or period approaches.
The amount of our debt outstanding will increase as a result of this offering, and if we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.
Any default under the agreements governing our indebtedness, including a default under the Credit Facilities, the indentures governing the Unsecured Notes and the 2022 Convertible Notes, or other indebtedness to which we may be a party, that is not waived by the required lenders or the holders, and the remedies sought by the lenders or the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, as applicable, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness (including the Credit Facilities, the Unsecured Notes, and the 2022 Convertible Notes). In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under the Credit Facilities or other debt we may incur in the future could elect to terminate their commitment, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. In addition, any such default may constitute a default under the Notes, which could further limit our ability to repay our debt, including the Notes.
Our ability to generate sufficient cash flow in the future is, to some extent, subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under the Credit Facilities or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes, the Unsecured Notes, the 2022 Convertible Notes, and the Credit Facilities, and to fund other liquidity needs.
If our operating performance declines and we are not able to generate sufficient cash flow to service our debt obligations, we may, in the future, need to refinance or restructure our debt, including any Notes sold, sell assets, reduce or delay capital investments, seek to raise additional capital or seek to obtain waivers from the required lenders under the Credit Facilities, the holders of the Unsecured Notes, the 2022 Convertible Notes, or other debt that we may incur in the future to avoid being in default. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt. If we breach our covenants under the Credit Facilities, the Unsecured Notes, the 2022 Convertible Notes, or our other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or the holders thereof. If this occurs, we would be in default under the Credit Facilities, the Unsecured Notes, the 2022 Convertible Notes, or other debt, the lenders or holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt.
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of Notes of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in the Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes.
We employ leverage, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.
Borrowings, also known as leverage, magnify the potential for gain or loss on amounts invested and, therefore, increase the risks associated with investing in us. We borrow from and issue senior debt securities to banks and other lenders that is secured by a lien on our assets. Holders of these senior securities have fixed dollar claims on our assets that are superior to the claims of the holders of our securities. Leverage is generally considered a speculative investment technique. Any increase in our income in excess of interest payable on our outstanding indebtedness would cause our net income to increase more than it would have had we not incurred leverage, while any decrease in our income would cause net income to decline more sharply than it would have had we not incurred leverage. Such a decline could negatively affect our ability to make common stock distributions or scheduled debt payments, including with respect to the Notes, as defined below. There can be no assurance that our leveraging strategy will be successful.
Our outstanding indebtedness imposes, and additional debt we may incur in the future will likely impose, financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our RIC tax treatment. A failure to add new debt facilities or issue additional debt securities or other evidences of indebtedness in lieu of or in addition to existing indebtedness could have a material adverse effect on our business, financial condition or results of operations.
As of November 2, 2023, we had $473.1 million outstanding under the Holdings Credit Facility, $147.1 million, which included £22.9 million denominated in GBP and €0.7 million denominated in EUR that has been converted to U.S. dollars, outstanding under the NMFC Credit Facility, $0 outstanding under the Unsecured Management Company Revolver, $186.4 million outstanding under the DB Credit Facility, and $2.9 million outstanding under the NMNLC Credit Facility II, $300.0 million in SBA-guaranteed debentures outstanding, $391.5 million in aggregate principal amount outstanding of the Unsecured Notes, and $260.0 million in aggregate principal amount outstanding of the 2022 Convertible Notes. We may incur additional indebtedness in the future, including, but not limited to, borrowings under the Credit Facilities or the issuance of additional debt securities in one or more public or private offerings, although there can be no assurance that we will be successful in doing so. Our ability to service our debt depends largely on our financial performance and is subject to prevailing economic conditions and competitive pressures. The amount of leverage that we employ at any particular time will depend on our management’s and our board of directors’ assessment of market and other factors at the time of any proposed borrowing.
As a BDC, we are generally required to meet a coverage ratio at least equal to 150% of total assets to total borrowings and other senior securities, which include all of our borrowings (other than the SBIC Subsidiaries’ SBA-guaranteed debentures under the terms of SEC exemptive relief) and any preferred stock we may issue in the future. If this ratio declines below 150%, we may not be able to incur additional debt and may need to sell a portion of our investments to repay some debt when it is disadvantageous to do so, and we may not be able to make distributions to our stockholders. Additionally, because the SBA-guaranteed debentures are excluded from the calculation of our asset ratio coverage for purpose of compliance with the 1940 Act under the terms of our SEC exemptive relief, we may have a ratio of total assets to borrowings (including the SBA-guaranteed debentures) greater than 150% and our asset coverage ratio may not fully reflect the risks relating to our outstanding debt and capitalization. For example, our asset coverage ratio as of September 30, 2023 was 182.7%. However, including SBA-guaranteed debentures, our total assets to total borrowings would be 169.6% as of September 30, 2023.
We are exposed to risks associated with the rising interest rate environment.
Because we borrow to fund our investments (such as the issuance of the Notes), a portion of our net investment income may be dependent upon the difference between the interest rate at which we borrow funds and the interest rate at which we invest these funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income.
In response to recent market indicators showing a rise in inflation, the Federal Reserve has raised certain benchmark interest rates in an effort to slow inflation. This rising interest rate environment may impact our cost of capital and net investment income. Since March 2022, the Federal Reserve has been rapidly raising interest rates and has indicated that it would consider additional rate hikes in response to ongoing inflation concerns. In a rising interest rate environment, our net investment income would increase due to an increase in interest income generated by our investment portfolio. However, our cost of funds would also increase, which could also impact net investment income. It is possible that the Federal Reserve's tightening cycle could result in a recession in the United States, which would likely decrease interest rates. Alternatively, in a prolonged low interest rate environment, including a reduction of base rates, such as SONIA or SOFR, to zero, the difference between the total interest income earned on interest earning assets and the total interest expense incurred on interest bearing liabilities may be compressed, reducing our net interest income and potentially adversely affecting our operating results.
We may hedge against such interest rate fluctuations by using standard hedging instruments such as futures, options and forward contracts, subject to applicable legal requirements, including without limitation, all necessary registrations (or exemptions from registration) with the Commodity Futures Trading Commission. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged borrowings. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations.
General interest rate fluctuations may have a substantial negative impact on our investments and investment opportunities and, accordingly, may have a material adverse effect on our ability to achieve our investment objective and the rate of return on invested capital. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
CAPITALIZATION
The following table sets forth our capitalization:
(a)on an actual basis as of September 30, 2023;
(b)on an as adjusted basis for the sale of $115,000,000 aggregate principal amount of the Notes offered hereby based on the purchase price paid by the underwriters of 97.000% of the aggregate principal amount of the Notes, after deducting estimated offering expenses of approximately $380,000 payable by us, and the application of the proceeds thereof, including the repayment of approximately $111,170,000 in outstanding indebtedness under the NMFC Credit Facility.
This table should be read together with “Use of Proceeds” and “Underwriting (Conflicts of Interest)” included in this prospectus supplement and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in the accompanying prospectus and our most recent consolidated financial statements and notes thereto included or incorporated by reference in this prospectus supplement and the accompanying prospectus.

	As of September 30, 2023 (unaudited)
	Actual	As Adjusted for this Offering(1)
Cash and cash equivalents	$83,265	$83,265
Borrowings:
Holdings Credit Facility(2)	569,563	569,563
Unsecured Notes(3)	391,500	391,500
SBA guaranteed debentures(3)(4)	300,000	300,000
2022 Convertible Notes(3)	260,236	260,236
NMFC Credit Facility(5)	192,115	80,945
DB Credit Facility(6)	186,400	186,400
NMNLC Credit Facility II(7)	2,858	2,858
Notes offered hereby(3)	—	115,000
Total Borrowings	1,902,672	1,906,502
Net Assets:
Common stock, par value $0.001 per share (200,000,000 shares authorized; 101,439,649 shares issued and outstanding)	1,014	1,014
Paid in capital in excess of par	1,312,352	1,312,352
Accumulated undistributed earnings	11,652	11,652
Total net assets of New Mountain Finance Corporation	$1,325,018	$1,325,018
Total liabilities and net assets	$3,227,690	$3,231,520
__________________
(1)Proceeds from the Notes offered hereby are reflected net of customary fees or underwriting commissions, as applicable, and estimated offering expenses, unless otherwise indicated.
(2)As of November 2, 2023, the amount of borrowings outstanding under the Holdings Credit Facility was $473.1 million.
(3)Before deduction of deferred financing costs.
(4)As of November 2, 2023, the Company had $300.0 million in SBA-guaranteed debentures outstanding.
(5)As of November 2, 2023, the amount of borrowings outstanding under the NMFC Credit Facility was $147.1 million, which included £22.9 million denominated in GBP and €0.7 million denominated in EUR that has been converted to U.S. dollars.
(6)As of November 2, 2023, the amount of borrowings outstanding under the DB Credit Facility was $186.4 million.
(7)As of November 2, 2023, the amount of borrowings outstanding under the NMNLC Credit Facility was $2.9 million.
DESCRIPTION OF THE NOTES
The Notes will be issued under a base indenture and a fourth supplemental indenture thereto, to be entered into between us and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association), as trustee. We refer to the indenture and the fourth supplemental indenture collectively as the “indenture” and to U.S. Bank Trust Company, National Association as the “trustee.” The Notes are governed by the indenture, as required by federal law for all bonds and notes of companies that are publicly offered. An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “— Events of Default — Remedies if an Event of Default Occurs” below. Second, the trustee performs certain administrative duties for us with respect to the Notes.
This section includes a summary description of the material terms of the Notes and the indenture. Because this section is a summary, however, it does not describe every aspect of the Notes and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of the Notes. The base indenture has been attached as an exhibit to the registration statement of which this prospectus supplement is a part and the fourth supplemental indenture will be attached as an exhibit to a Current Report on Form 8-K, which will be incorporated by reference into this prospectus supplement, in each case, as filed or as will be filed with the SEC. See “Available Information” in this prospectus supplement for information on how to obtain a copy of the indenture.
General
The Notes will mature on November 15, 2028. The principal payable at maturity will be 100% of the aggregate principal amount. The interest rate of the Notes is 8.250% per year and will be paid every February 15, May 15, August 15 and November 15, commencing February 15, 2024, and the regular record dates for interest payments will be every February 1, May 1, August 1 and November 1, commencing February 1, 2024. If an interest payment date falls on a non-business day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment. The initial interest period will be the period from and including November 13, 2023, to, but excluding, the initial interest payment date, and the subsequent interest periods will be the periods from and including an interest payment date to, but excluding, the next interest payment date or the stated maturity date, as the case may be.
We will issue the Notes in denominations of $25 and integral multiples of $25 in excess thereof. The Notes will not be subject to any sinking fund and holders of the Notes will not have the option to have the Notes repaid prior to the stated maturity date.
The indenture does not limit the amount of debt (including secured debt) that may be issued by us or our subsidiaries under the indenture or otherwise, but does contain a covenant regarding our asset coverage that would have to be satisfied at the time of our incurrence of additional indebtedness. See “— Covenants” and “— Events of Default.” Other than as described under “— Covenants” below, the indenture does not restrict us from paying dividends or issuing or repurchasing our other securities. Other than restrictions described under “— Merger or Consolidation” below, the indenture does not contain any covenants or other provisions designed to afford holders of the Notes protection in the event of a highly leveraged transaction involving us or if our credit rating declines as the result of a takeover, recapitalization, highly leveraged transaction or similar restructuring involving us that could adversely affect your investment in the Notes.
We may, without the consent of the holders of the Notes, issue additional notes under the indenture with the same terms (except for the issue date, public offering price, and if applicable, the initial interest payment date) and with the same CUSIP numbers as the Notes offered hereby in an unlimited aggregate principal amount; provided that such additional notes must be treated as part of the same issue as the Notes offered hereby for U.S. federal income tax purposes. In addition, we have the ability to issue indenture securities with terms different from the Notes.
Covenants
In addition to any other covenants described in this prospectus supplement and the accompanying prospectus, as well as standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities can be surrendered for payment and related matters, the following covenants will apply to the Notes:
•We agree that for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to us by the SEC.
•We agree that for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(B) as modified by (i) Section 61(a)(2) of the 1940 Act or any successor provisions and after giving effect to any exemptive relief granted to us by the SEC and (ii) the two other exceptions set forth below. These statutory provisions of the 1940 Act are not currently applicable to us and will not be applicable to us as a result of this offering. However, if Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act were currently applicable to us in connection with this offering, these provisions would generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution, or purchase. Under the covenant, we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under Subchapter M of the Code. Furthermore, the covenant will not be triggered unless and until such time as our asset coverage has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions (after giving effect to any exemptive relief granted to us by the SEC) for more than six consecutive months.
•If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the Notes and the trustee, for the period of time during which the Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with applicable U.S. GAAP.
Optional Redemption
The Notes may be redeemed in whole or in part at any time or from time to time at our option on or after November 15, 2025, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the Notes to be redeemed plus accrued and unpaid interest payments otherwise payable thereon for the then-current quarterly interest period accrued to, but excluding, the date fixed for redemption.
You may be prevented from exchanging or transferring the Notes when they are subject to redemption. In case any Notes are to be redeemed in part only, the redemption notice will provide that, upon surrender of such Note, you will receive, without a charge, a new Note or Notes of authorized denominations representing the principal amount of your remaining unredeemed Notes. Any exercise of our option to redeem the Notes will be done in compliance with the 1940 Act, to the extent applicable.
If we redeem only some of the Notes, the trustee or, with respect to global securities, DTC will determine the method for selection of the particular Notes to be redeemed, in accordance with the indenture and the 1940 Act, to the extent applicable, and in accordance with the rules of any national securities exchange or quotation system on which the Notes are listed. Unless we default in payment of the redemption price, on and after the date of redemption, interest will cease to accrue on the Notes called for redemption.
Global Securities
Each Note will be issued in book-entry form and represented by a global security that we deposit with and register in the name of DTC or its nominee. A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all the Notes represented by a global security, and investors will be permitted to own only beneficial interests in a global security. For more information about these arrangements, see “— Book-Entry Procedures” below.
Termination of a Global Security
If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated Notes directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders.
Conversion and Exchange
The Notes are not convertible into or exchangeable for other securities.
Payment and Paying Agents
We will pay interest to the person listed in the trustee’s records as the owner of the Notes at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the Note on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling the Notes must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the Notes to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”
Payments on Global Securities
We will make payments on the Notes so long as they are represented by a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants, as described under “— Book-Entry Procedures” below.
Payments on Certificated Securities
In the event the Notes become represented by certificated securities, we will make payments on the Notes as follows. We will pay interest that is due on an interest payment date to the holder of the Notes as shown on the trustee’s records as of the close of business on the regular record date. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, New York and/or at other offices that may be specified in the indenture or a notice to holders against surrender of the Note.
Alternatively, if the holder asks us to do so, we will pay any amount that becomes due on the debt security by wire transfer of immediately available funds to an account at a bank in New York City, on the due date. To request payment by wire, the holder must give the applicable trustee or other paying agent appropriate transfer instructions at least 15 business days before the requested wire payment is due. In the case of any interest payment due on an interest payment date, the instructions must be given by the person who is the holder on the relevant regular record date. Any wire instructions, once properly given, will remain in effect unless and until new instructions are given in the manner described above.
Payment When Offices Are Closed
If any payment is due on the Notes on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date. Such payment will not result in a default under the Notes or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.
Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on the Notes.
Events of Default
You will have rights if an Event of Default occurs in respect of the Notes and the Event of Default is not cured, as described later in this subsection.
The term “Event of Default” in respect of the Notes means any of the following:
•we do not pay the principal of (or premium, if any, on) any Note when due and payable at maturity;
•we do not pay interest on any Note when due and payable, and such default is not cured within 30 days of its due date;
•we remain in breach of any other covenant in respect of the Notes for 60 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25% of the principal amount of the outstanding Notes);
•we file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 90 days; or
•on the last business day of each of twenty-four consecutive calendar months, the Notes have an asset coverage (as such term is defined in the 1940 Act) of less than 100%, giving effect to any exemptive relief granted to us by the SEC.
An Event of Default for the Notes may, but does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of the Notes of any default, except in the payment of principal or interest, if it in good faith considers the withholding of notice to be in the best interests of the holders.
Remedies if an Event of Default Occurs
If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25% in principal amount of the Notes may declare the entire principal amount of all the Notes to be due and immediately payable, but this does not entitle any holder of Notes to any redemption payout or redemption premium. If an Event of Default referred to in the second to last bullet point above with respect to us has occurred, the entire principal amount of all of the Notes will automatically become due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the Notes if (1) we have deposited with the trustee all amounts due and owing with respect to the Notes (other than principal or any payment that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.
Except in cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee protection and/or security from expenses and liability reasonably satisfactory to it (called an "indemnity"). If an indemnity reasonably satisfactory to the trustee is provided, the holders of a majority in principal amount of the Notes may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee.
The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.
Before you are allowed to bypass the trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the Notes, the following must occur:
•you must give the trustee written notice that an Event of Default has occurred and remains uncured;
•the holders of at least 25% in principal amount of all the Notes must make a written request that the trustee take action because of the default and must offer the trustee indemnity, security, or both reasonably satisfactory to it against the cost and other liabilities of taking that action;
•the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and
•the holders of a majority in principal amount of the Notes must not have given the trustee a direction inconsistent with the above notice during that 60-day period.
However, you are entitled at any time to bring a lawsuit for the payment of money due on your Notes on or after the due date.
Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.
Each year, we will furnish to the trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the Notes, or else specifying any default.
Waiver of Default
The holders of a majority in principal amount of the Notes may waive any past defaults other than a default:
•the payment of principal (or premium, if any) or interest; or
•in respect of a covenant that cannot be modified or amended without the consent of each holder of the Notes.
Merger or Consolidation
Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not take any of these actions unless all the following conditions are met:
•where we merge out of existence or convey or transfer our assets substantially as an entirety, the resulting entity must agree to be legally responsible for our obligations under the Notes;
•immediately after giving effect to the transaction, no default or Event of Default shall have occurred and be continuing; and
•we must deliver certain certificates and documents to the trustee.
Modification or Waiver
There are three types of changes we can make to the indenture and the Notes issued thereunder.
Changes Requiring Your Approval
First, there are changes that we cannot make to your Notes without your specific approval. The following is a list of those types of changes:
•change the stated maturity of the principal of (or premium, if any, on) or any installment of principal of, or interest on the Notes;
•reduce any amounts due on the Notes or reduce the rate of interest on the Notes;
•reduce the amount of principal payable upon acceleration of the maturity of a Note following a default;
•change the place or currency of payment on a Note;
•impair your right to sue for payment;
•reduce the percentage of holders of Notes whose consent is needed to modify or amend the indenture; and
•reduce the percentage of holders of Notes whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults or reduce the percentage of holders of Notes required to satisfy quorum or voting requirements at a meeting of holders of the Notes.
Changes Not Requiring Approval
The second type of change does not require any vote by the holders of the Notes. This type is limited to clarifications and certain other changes that would not adversely affect holders of the Notes in any material respect.
Changes Requiring Majority Approval
Any other change to the indenture and the Notes would require the following approval:
•if the change affects only the Notes, it must be approved by the holders of a majority in principal amount of the Notes; and
•if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.
In each case, the required approval must be given by written consent.
The holders of a majority in principal amount of all of the series of debt securities issued under an indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “— Changes Requiring Your Approval.”
Further Details Concerning Voting
When taking a vote, we will use the following rules to decide how much principal to attribute to the Notes:
The Notes will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we or any affiliate of ours own any Notes. The Notes will also not be eligible to vote if they have been fully defeased as described later under “— Defeasance — Full Defeasance” below.
We will generally be entitled to set any day as a record date for the purpose of determining the holders of the Notes that are entitled to vote or take other action under the indenture. However, the record date may not be earlier than 30 days before the date of the first solicitation of holders to vote on or take such action and not later than the date such solicitation is completed. If we set a record date for a vote or other action to be taken by holders of the
Notes, that vote or action may be taken only by persons who are holders of the Notes on the record date and must be taken within eleven months following the record date.
Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the Notes or request a waiver.
Satisfaction and Discharge
The indenture will be discharged and will cease to be of further effect with respect to the Notes when:
•Either
◦all the Notes that have been authenticated have been delivered to the trustee for cancellation; or;
◦all the Notes that have not been delivered to the trustee for cancellation:
▪have become due and payable, or
▪will become due and payable at their stated maturity within one year, or
▪are to be called for redemption within one year,
and we, in the case of the first, second and third sub-bullets above, have irrevocably deposited or caused to be deposited with the trustee as trust funds in trust solely for the benefit of the holders of the Notes, in amounts as will be sufficient, to pay and discharge the entire indebtedness (including all principal, premium, if any, and interest) on such Notes delivered to the trustee for cancellation (in the case of Notes that have become due and payable on or prior to the date of such deposit) or to the stated maturity or redemption date, as the case may be;
•we have paid or caused to be paid all other sums payable by us under the indenture with respect to the Notes; and
•we have delivered to the trustee an officers' certificate and legal opinion, each stating that all conditions precedent provided for in the indenture relating to the satisfaction and discharge of the indenture and the Notes have been complied with.
Defeasance
The following provisions will be applicable to the Notes. “Defeasance” means that, by depositing with a trustee an amount of cash and/or government securities sufficient to pay all principal and interest, if any, on the Notes when due and satisfying any additional conditions noted below, we will be deemed to have been discharged from our obligations under the Notes. In the event of a “covenant defeasance,” upon depositing such funds and satisfying similar conditions discussed below we would be released from certain covenants under the indenture relating to the Notes.
Covenant Defeasance
Under current U.S. federal income tax law and the indenture, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the Notes were issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your Notes. In order to achieve covenant defeasance, the following must occur:
•since the Notes are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of the Notes a combination of cash and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the Notes on their various due dates;
•we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the Notes any differently than if we did not make the deposit;
•we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;
•defeasance must not result in a breach or violation of, or result in a default under, the indenture or any of our other material agreements or instruments; and
•no default or Event of Default with respect to the Notes shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.
If we accomplish covenant defeasance, you can still look to us for repayment of the Notes if there were a shortfall in the trust deposit or the trustee is prevented from making payment. In fact, if one of the remaining Events of Default occurred (such as our bankruptcy) and the Notes became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.
Full Defeasance
If there is a change in U.S. federal income tax law, as described below, we can legally release ourselves from all payment and other obligations on the Notes (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:
•since the Notes are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of the Notes a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the Notes on their various due dates;
•we must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an Internal Revenue Service (“IRS”) ruling that allows us to make the above deposit without causing you to be taxed on the Notes any differently than if we did not make the deposit;
•we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with;
•defeasance must not result in a breach or violation of, or constitute a default under, the indenture or any of our other material agreements or instruments; and
•no default or Event of Default with respect to the Notes shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.
If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the Notes. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent.
Form, Exchange and Transfer of Certificated Registered Securities
If registered Notes cease to be issued in book-entry form, they will be issued:
•only in fully registered certificated form;
•without interest coupons; and
•unless we indicate otherwise, in denominations of $25 and amounts that are multiples of $25.
Holders may exchange their certificated securities for Notes of smaller denominations or combined into fewer Notes of larger denominations, as long as the total principal amount is not changed and as long as the denomination is equal to or greater than $25.
Holders may exchange or transfer their certificated securities at the office of the trustee. We have appointed the trustee to act as our agent for registering Notes in the names of holders transferring Notes. We may appoint another entity to perform these functions or perform them ourselves.
Holders will not be required to pay a service charge to transfer or exchange their certificated securities, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.
We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.
If any certificated securities of a particular series are redeemable and we redeem less than all the Notes, we may block the transfer or exchange of those Notes selected for redemption during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated Notes selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any Note that will be partially redeemed.
If registered Notes are issued in book-entry form, only the depositary will be entitled to transfer and exchange the Notes as described in this subsection, since it will be the sole holder of the Notes.
Resignation of Trustee
The trustee may resign or be removed with respect to the Notes provided that a successor trustee is appointed to act with respect to the Notes. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.
Governing Law
The indenture and the Notes will be governed by and construed in accordance with the laws of the State of New York.
Indenture Provisions — Ranking
The Notes will be our direct unsecured obligations and will rank:
•equal in right of payment with all of our existing and future unsecured indebtedness, including, as of November 2, 2023, $391.5 million in aggregate principal amount outstanding of the Unsecured Notes and $260.0 million in aggregate principal amount outstanding of the 2022 Convertible Notes;
•senior in right of payment to all of our future indebtedness that is expressly subordinated in right of payment to the Notes;
•effectively subordinated to all of our existing and future secured indebtedness (including indebtedness that is initially unsecured in respect of which we have granted or subsequently grant security), to the extent of the value of the assets securing such indebtedness, including, without limitation, borrowings under our Holdings Credit Facility, of which we had $473.1 million outstanding as of November 2, 2023, our NMFC Credit Facility, of which we had $147.1 million, which included £22.9 million denominated in GBP and €0.7 million denominated in EUR that has been converted to U.S. dollars, outstanding as of November 2, 2023, our Unsecured Management Company Revolver, of which we had $0 outstanding as of November 2,
2023, our DB Credit Facility, of which we had $186.4 million outstanding as of November 2, 2023, and our NMNLC Credit Facility II, of which we had $2.9 million outstanding as of November 2, 2023; and
•structurally subordinated to all existing and future indebtedness and other obligations of any of our subsidiaries, including $300.0 million in SBA-guaranteed debentures outstanding as of November 2, 2023.
The Trustee under the Indenture
U.S Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) serves as the trustee, paying agent and security registrar under the indenture. Separately, our securities are held by U.S. Bank National Association pursuant to a custody agreement.
Book-Entry Procedures
The Notes will be represented by global securities that will be deposited and registered in the name of DTC or its nominee. This means that, except in limited circumstances, you will not receive certificates for the Notes.
Beneficial interests in the Notes will be represented through book-entry accounts of financial institutions acting on behalf of beneficial owners as direct and indirect participants in DTC. Investors may elect to hold interests in the Notes through either DTC, if they are a participant, or indirectly through organizations that are participants in DTC.
The Notes will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully registered certificate will be issued for each issuance of the Notes, in the aggregate principal amount thereof, and will be deposited with DTC. Interests in the Notes will trade in DTC’s Same Day Funds Settlement System, and any permitted secondary market trading activity in such Notes will, therefore, be required by DTC to be settled in immediately available funds. None of the Company, the trustee or the Paying Agent will have any responsibility for the performance by DTC or its participants or indirect participants of their respective obligations under the rules and procedures governing their operations.
DTC is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants (“Direct Participants”) deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”).
DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly (“Indirect Participants”). DTC has a Standard & Poor’s rating of AA+. The DTC Rules applicable to its participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.
Purchases of the Notes under the DTC system must be made by or through Direct Participants, which will receive a credit for the Notes on DTC’s records. The ownership interest of each actual purchaser of each security, or the “Beneficial Owner,” is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the Notes are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in the Notes, except in the event that use of the book-entry system for the Notes is discontinued.
To facilitate subsequent transfers, all Notes deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of the Notes with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the Notes; DTC’s records reflect only the identity of the Direct Participants to whose accounts the Notes are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.
Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.
Redemption notices shall be sent to DTC. If less than all of the Notes within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.
Redemption proceeds, distributions, and interest payments on the Notes will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC nor its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and interest payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.
DTC may discontinue providing its services as securities depository with respect to the Notes at any time by giving reasonable notice to us or to the trustee. Under such circumstances, in the event that a successor securities depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.
The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for its accuracy.

Long Term Debt, Principal		$ 1,902,672
Long Term Debt, Structuring [Text Block]
General
The Notes will mature on November 15, 2028. The principal payable at maturity will be 100% of the aggregate principal amount. The interest rate of the Notes is 8.250% per year and will be paid every February 15, May 15, August 15 and November 15, commencing February 15, 2024, and the regular record dates for interest payments will be every February 1, May 1, August 1 and November 1, commencing February 1, 2024. If an interest payment date falls on a non-business day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment. The initial interest period will be the period from and including November 13, 2023, to, but excluding, the initial interest payment date, and the subsequent interest periods will be the periods from and including an interest payment date to, but excluding, the next interest payment date or the stated maturity date, as the case may be.
We will issue the Notes in denominations of $25 and integral multiples of $25 in excess thereof. The Notes will not be subject to any sinking fund and holders of the Notes will not have the option to have the Notes repaid prior to the stated maturity date.
The indenture does not limit the amount of debt (including secured debt) that may be issued by us or our subsidiaries under the indenture or otherwise, but does contain a covenant regarding our asset coverage that would have to be satisfied at the time of our incurrence of additional indebtedness. See “— Covenants” and “— Events of Default.” Other than as described under “— Covenants” below, the indenture does not restrict us from paying dividends or issuing or repurchasing our other securities. Other than restrictions described under “— Merger or Consolidation” below, the indenture does not contain any covenants or other provisions designed to afford holders of the Notes protection in the event of a highly leveraged transaction involving us or if our credit rating declines as the result of a takeover, recapitalization, highly leveraged transaction or similar restructuring involving us that could adversely affect your investment in the Notes.
Optional Redemption
The Notes may be redeemed in whole or in part at any time or from time to time at our option on or after November 15, 2025, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the Notes to be redeemed plus accrued and unpaid interest payments otherwise payable thereon for the then-current quarterly interest period accrued to, but excluding, the date fixed for redemption.
You may be prevented from exchanging or transferring the Notes when they are subject to redemption. In case any Notes are to be redeemed in part only, the redemption notice will provide that, upon surrender of such Note, you will receive, without a charge, a new Note or Notes of authorized denominations representing the principal amount of your remaining unredeemed Notes. Any exercise of our option to redeem the Notes will be done in compliance with the 1940 Act, to the extent applicable.
If we redeem only some of the Notes, the trustee or, with respect to global securities, DTC will determine the method for selection of the particular Notes to be redeemed, in accordance with the indenture and the 1940 Act, to the extent applicable, and in accordance with the rules of any national securities exchange or quotation system on which the Notes are listed. Unless we default in payment of the redemption price, on and after the date of redemption, interest will cease to accrue on the Notes called for redemption.
Global Securities
Each Note will be issued in book-entry form and represented by a global security that we deposit with and register in the name of DTC or its nominee. A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all the Notes represented by a global security, and investors will be permitted to own only beneficial interests in a global security. For more information about these arrangements, see “— Book-Entry Procedures” below.
Termination of a Global Security
If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated Notes directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders.
Conversion and Exchange
The Notes are not convertible into or exchangeable for other securities.
Payment and Paying Agents
We will pay interest to the person listed in the trustee’s records as the owner of the Notes at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the Note on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling the Notes must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the Notes to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”
Payments on Global Securities
We will make payments on the Notes so long as they are represented by a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants, as described under “— Book-Entry Procedures” below.
Payments on Certificated Securities
In the event the Notes become represented by certificated securities, we will make payments on the Notes as follows. We will pay interest that is due on an interest payment date to the holder of the Notes as shown on the trustee’s records as of the close of business on the regular record date. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, New York and/or at other offices that may be specified in the indenture or a notice to holders against surrender of the Note.
Alternatively, if the holder asks us to do so, we will pay any amount that becomes due on the debt security by wire transfer of immediately available funds to an account at a bank in New York City, on the due date. To request payment by wire, the holder must give the applicable trustee or other paying agent appropriate transfer instructions at least 15 business days before the requested wire payment is due. In the case of any interest payment due on an interest payment date, the instructions must be given by the person who is the holder on the relevant regular record date. Any wire instructions, once properly given, will remain in effect unless and until new instructions are given in the manner described above.
Payment When Offices Are Closed
If any payment is due on the Notes on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date. Such payment will not result in a default under the Notes or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Long Term Debt, Dividends and Covenants [Text Block]
Covenants
In addition to any other covenants described in this prospectus supplement and the accompanying prospectus, as well as standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities can be surrendered for payment and related matters, the following covenants will apply to the Notes:
•We agree that for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to us by the SEC.
•We agree that for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(B) as modified by (i) Section 61(a)(2) of the 1940 Act or any successor provisions and after giving effect to any exemptive relief granted to us by the SEC and (ii) the two other exceptions set forth below. These statutory provisions of the 1940 Act are not currently applicable to us and will not be applicable to us as a result of this offering. However, if Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act were currently applicable to us in connection with this offering, these provisions would generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution, or purchase. Under the covenant, we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under Subchapter M of the Code. Furthermore, the covenant will not be triggered unless and until such time as our asset coverage has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions (after giving effect to any exemptive relief granted to us by the SEC) for more than six consecutive months.
•If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the Notes and the trustee, for the period of time during which the Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with applicable U.S. GAAP.

Long Term Debt, Issuance and Substitution [Text Block]	We may, without the consent of the holders of the Notes, issue additional notes under the indenture with the same terms (except for the issue date, public offering price, and if applicable, the initial interest payment date) and with the same CUSIP numbers as the Notes offered hereby in an unlimited aggregate principal amount; provided that such additional notes must be treated as part of the same issue as the Notes offered hereby for U.S. federal income tax purposes. In addition, we have the ability to issue indenture securities with terms different from the Notes.
The Notes Will Be Unsecured Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Notes will be unsecured and therefore will be effectively subordinated to any existing and future secured indebtedness, including indebtedness under our Credit Facilities.
The Notes will not be secured by any of our assets or any of the assets of any of our subsidiaries. As a result, the Notes will be effectively subordinated to any existing and future secured indebtedness we or our subsidiaries have outstanding as of the date of this prospectus supplement (including our Credit Facilities) or that we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured as to which we have granted or subsequently grant a security interest) to the extent of the value of the assets securing such indebtedness, including, without limitation, borrowings under our Credit Facilities. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our secured indebtedness or secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of November 2, 2023, we had $473.1 million outstanding under the Holdings Credit Facility, $147.1 million, which included £22.9 million denominated in GBP and €0.7 million denominated in EUR that has been converted to U.S. dollars outstanding under the NMFC Credit Facility, $0 outstanding under the Unsecured Management Company Revolver, $186.4 million outstanding under the DB Credit Facility, and $2.9 million outstanding under the NMNLC Credit Facility II.

The Notes Will Be Structurally Subordinated To The Indebtedness Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
The Notes will be obligations exclusively of New Mountain Finance Corporation, and not of any of our subsidiaries. None of our subsidiaries will be a guarantor of the Notes, and the Notes will not be required to be guaranteed by any subsidiary we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such entities (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such entities. Even if we are recognized as a creditor of one or more of these entities, our claims would still be effectively subordinated to any security interests in the assets of any such entity and to any indebtedness or other liabilities of any such entity senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities of any of our existing or future subsidiaries, including the SBA-guaranteed debentures. These entities may incur substantial indebtedness in the future, all of which would be structurally senior to the Notes. As of November 2, 2023, we had $300.0 million in SBA-guaranteed debentures outstanding. The indebtedness under the SBA-guaranteed debentures are structurally senior to the Notes.

The Notes Contain Limited Protection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The indenture under which the Notes will be issued contains limited protection for holders of the Notes.
The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:
•issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in those entities and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in each case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from incurring additional borrowings, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings;
•pay cash dividends or distributions, except that we have approved, for the period of time during which the Notes are outstanding, that would cause a violation of Section 18(a)(1)(B) as modified by (i) Section 61(a)(2) of the 1940 Act or any successor provisions and after giving effect to any exemptive relief granted to us by the SEC and (ii) the two other exceptions set forth below. These statutory provisions of the 1940 Act are not currently applicable to us and will not be applicable to us as a result of this offering. However, if Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act were currently applicable to us in connection with this offering, these provisions would generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution, or purchase. Under the covenant, we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under Subchapter M of the Code. Furthermore, the covenant will not be triggered unless and until such time as our asset coverage has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions (after giving effect to any exemptive relief granted to us by the SEC) for more than six consecutive months;
•sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
•enter into transactions with affiliates;
•create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
•make investments; or
•create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
In addition, the indenture (as defined under the caption “Description of the Notes”) will not require us to offer to purchase the Notes in connection with a change of control or any other event.
Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.
Our ability to recapitalize, incur additional debt (including additional debt that matures prior to the maturity of the Notes), and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Our existing indebtedness contains, and other debt we issue or incur in the future could contain, more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for, trading levels, and prices of the Notes.

No Existing Trading Market For The Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There is no existing trading market for the Notes, and, even if Nasdaq approves the listing of the Notes, an active trading market for the Notes may not develop, which could limit your ability to sell the Notes and/or the market price of the Notes.
The Notes will be a new issue of debt securities for which there initially will not be a trading market. We intend to list the Notes on Nasdaq within 30 days of the original issue date under the symbol “NMFCZ.” However, there is no assurance that the Notes will be approved for listing on Nasdaq.
Moreover, even if the listing of the Notes is approved, we cannot provide any assurances that an active trading market will develop or be maintained for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount to their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. Any market-making activity will be subject to limits imposed by law, general economic conditions, or other relevant factors. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion.
Accordingly, we cannot assure you that the Notes will be approved for listing on Nasdaq, that a liquid trading market will develop or be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be adversely affected. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

Note Redemption Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may choose to redeem the Notes when prevailing interest rates are relatively low, which may adversely affect your return on the Notes.
On or after November 15, 2025, we may choose to redeem the Notes from time to time, especially when prevailing interest rates are lower than the rate borne by the Notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed. Our redemption right also may adversely impact your ability to sell the Notes as the optional redemption date or period approaches.

Default On Our Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The amount of our debt outstanding will increase as a result of this offering, and if we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.
Any default under the agreements governing our indebtedness, including a default under the Credit Facilities, the indentures governing the Unsecured Notes and the 2022 Convertible Notes, or other indebtedness to which we may be a party, that is not waived by the required lenders or the holders, and the remedies sought by the lenders or the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, as applicable, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness (including the Credit Facilities, the Unsecured Notes, and the 2022 Convertible Notes). In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under the Credit Facilities or other debt we may incur in the future could elect to terminate their commitment, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. In addition, any such default may constitute a default under the Notes, which could further limit our ability to repay our debt, including the Notes.
Our ability to generate sufficient cash flow in the future is, to some extent, subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under the Credit Facilities or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes, the Unsecured Notes, the 2022 Convertible Notes, and the Credit Facilities, and to fund other liquidity needs.
If our operating performance declines and we are not able to generate sufficient cash flow to service our debt obligations, we may, in the future, need to refinance or restructure our debt, including any Notes sold, sell assets, reduce or delay capital investments, seek to raise additional capital or seek to obtain waivers from the required lenders under the Credit Facilities, the holders of the Unsecured Notes, the 2022 Convertible Notes, or other debt that we may incur in the future to avoid being in default. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt. If we breach our covenants under the Credit Facilities, the Unsecured Notes, the 2022 Convertible Notes, or our other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or the holders thereof. If this occurs, we would be in default under the Credit Facilities, the Unsecured Notes, the 2022 Convertible Notes, or other debt, the lenders or holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt.

Downgrade, Suspension Or Withdrawal Of The Credit Rating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of Notes of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in the Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We employ leverage, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.
Borrowings, also known as leverage, magnify the potential for gain or loss on amounts invested and, therefore, increase the risks associated with investing in us. We borrow from and issue senior debt securities to banks and other lenders that is secured by a lien on our assets. Holders of these senior securities have fixed dollar claims on our assets that are superior to the claims of the holders of our securities. Leverage is generally considered a speculative investment technique. Any increase in our income in excess of interest payable on our outstanding indebtedness would cause our net income to increase more than it would have had we not incurred leverage, while any decrease in our income would cause net income to decline more sharply than it would have had we not incurred leverage. Such a decline could negatively affect our ability to make common stock distributions or scheduled debt payments, including with respect to the Notes, as defined below. There can be no assurance that our leveraging strategy will be successful.
Our outstanding indebtedness imposes, and additional debt we may incur in the future will likely impose, financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our RIC tax treatment. A failure to add new debt facilities or issue additional debt securities or other evidences of indebtedness in lieu of or in addition to existing indebtedness could have a material adverse effect on our business, financial condition or results of operations.
As of November 2, 2023, we had $473.1 million outstanding under the Holdings Credit Facility, $147.1 million, which included £22.9 million denominated in GBP and €0.7 million denominated in EUR that has been converted to U.S. dollars, outstanding under the NMFC Credit Facility, $0 outstanding under the Unsecured Management Company Revolver, $186.4 million outstanding under the DB Credit Facility, and $2.9 million outstanding under the NMNLC Credit Facility II, $300.0 million in SBA-guaranteed debentures outstanding, $391.5 million in aggregate principal amount outstanding of the Unsecured Notes, and $260.0 million in aggregate principal amount outstanding of the 2022 Convertible Notes. We may incur additional indebtedness in the future, including, but not limited to, borrowings under the Credit Facilities or the issuance of additional debt securities in one or more public or private offerings, although there can be no assurance that we will be successful in doing so. Our ability to service our debt depends largely on our financial performance and is subject to prevailing economic conditions and competitive pressures. The amount of leverage that we employ at any particular time will depend on our management’s and our board of directors’ assessment of market and other factors at the time of any proposed borrowing.
As a BDC, we are generally required to meet a coverage ratio at least equal to 150% of total assets to total borrowings and other senior securities, which include all of our borrowings (other than the SBIC Subsidiaries’ SBA-guaranteed debentures under the terms of SEC exemptive relief) and any preferred stock we may issue in the future. If this ratio declines below 150%, we may not be able to incur additional debt and may need to sell a portion of our investments to repay some debt when it is disadvantageous to do so, and we may not be able to make distributions to our stockholders. Additionally, because the SBA-guaranteed debentures are excluded from the calculation of our asset ratio coverage for purpose of compliance with the 1940 Act under the terms of our SEC exemptive relief, we may have a ratio of total assets to borrowings (including the SBA-guaranteed debentures) greater than 150% and our asset coverage ratio may not fully reflect the risks relating to our outstanding debt and capitalization. For example, our asset coverage ratio as of September 30, 2023 was 182.7%. However, including SBA-guaranteed debentures, our total assets to total borrowings would be 169.6% as of September 30, 2023.

Rising Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are exposed to risks associated with the rising interest rate environment.
Because we borrow to fund our investments (such as the issuance of the Notes), a portion of our net investment income may be dependent upon the difference between the interest rate at which we borrow funds and the interest rate at which we invest these funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income.
In response to recent market indicators showing a rise in inflation, the Federal Reserve has raised certain benchmark interest rates in an effort to slow inflation. This rising interest rate environment may impact our cost of capital and net investment income. Since March 2022, the Federal Reserve has been rapidly raising interest rates and has indicated that it would consider additional rate hikes in response to ongoing inflation concerns. In a rising interest rate environment, our net investment income would increase due to an increase in interest income generated by our investment portfolio. However, our cost of funds would also increase, which could also impact net investment income. It is possible that the Federal Reserve's tightening cycle could result in a recession in the United States, which would likely decrease interest rates. Alternatively, in a prolonged low interest rate environment, including a reduction of base rates, such as SONIA or SOFR, to zero, the difference between the total interest income earned on interest earning assets and the total interest expense incurred on interest bearing liabilities may be compressed, reducing our net interest income and potentially adversely affecting our operating results.
We may hedge against such interest rate fluctuations by using standard hedging instruments such as futures, options and forward contracts, subject to applicable legal requirements, including without limitation, all necessary registrations (or exemptions from registration) with the Commodity Futures Trading Commission. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged borrowings. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations.
General interest rate fluctuations may have a substantial negative impact on our investments and investment opportunities and, accordingly, may have a material adverse effect on our ability to achieve our investment objective and the rate of return on invested capital. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income.

Holdings Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		Holdings Credit Facility(2)
Long Term Debt, Principal		$ 569,563
Unsecured Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		Unsecured Notes(3)
Long Term Debt, Principal		$ 391,500
SBA guaranteed debentures [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		SBA guaranteed debentures(3)(4)
Long Term Debt, Principal		$ 300,000
2022 Convertible Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		2022 Convertible Notes(3)
Long Term Debt, Principal		$ 260,236
NMFC Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		NMFC Credit Facility(5)
Long Term Debt, Principal		$ 192,115
DB Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		DB Credit Facility(6)
Long Term Debt, Principal		$ 186,400
NMNLC Credit Facility II [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		NMNLC Credit Facility II(7)
Long Term Debt, Principal		$ 2,858